UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-2488
Dreyfus Premier Equity Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Growth And Income Fund
December 31, 2007 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Computer Software/Services--7.8%
Apple	3,755 a	743,790
Microsoft	41,536	1,478,682
		2,222,472
Consumer Discretionary--13.9%
Advance Auto Parts	12,816	486,880
Amazon.com	1,442 a	133,587
Best Buy	8,105	426,728
DeVry	3,556	184,770
Discovery Holding, Cl. A	5,834 a	146,667
Gap	32,219	685,620
Home Depot	8,198	220,854
International Game Technology	4,873	214,071
Nordstrom	6,050	222,217
Omnicom Group	5,615	266,881
Royal Caribbean Cruises	5,366	227,733
Starbucks	9,276 a	189,880
Urban Outfitters	12,489 a	340,450
Walt Disney	5,955	192,227
		3,938,565
Consumer Staples--13.8%
Altria Group	5,359	405,033
Avon Products	10,375	410,124
Cadbury Schweppes, ADR	5,942	293,357
Colgate-Palmolive	3,314	258,359
Costco Wholesale	3,553	247,857
Dean Foods	10,767	278,435
Estee Lauder, Cl. A	4,769	207,976
Kraft Foods, Cl. A	8,744	285,317
Procter & Gamble	3,398	249,481
Wal-Mart Stores	16,018	761,336
Whole Foods Market	12,729	519,343
		3,916,618
Energy--8.4%
Chevron	3,283	306,402
Exxon Mobil	9,835	921,441
Halliburton	6,058	229,659
Schlumberger	3,541	348,328
Sunoco	2,132	154,442
Tesoro	3,155	150,494
Ultra Petroleum	3,660 a	261,690
		2,372,456
Exchange Traded Funds--2.1%
iShares Russell 1000 Growth Index
Fund	3,471	210,967
Powershares QQQ	4,519	231,554
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	1,107	161,854
		604,375
Financial--8.3%
Charles Schwab	22,577	576,842
Citigroup	9,322	274,440
CME Group	346	237,356
Goldman Sachs Group	1,277	274,619

Janus Capital Group	6,703	220,194
MBIA	3,931	73,235
State Street	3,000	243,600
Unum Group	18,869	448,894
		2,349,180
Health Care--13.6%
Allergan	7,491	481,222
Amylin Pharmaceuticals	9,102 a	336,774
Covance	1,416 a	122,654
Genentech	4,661 a	312,613
Gilead Sciences	10,783 a	496,126
Johnson & Johnson	2,237	149,208
Medtronic	2,779	139,700
Merck & Co.	6,975	405,317
Pfizer	8,511	193,455
Pharmaceutical Product Development	8,161	329,460
Schering-Plough	12,037	320,666
Thermo Fisher Scientific	9,932 a	572,878
		3,860,073
Industrial--5.7%
Canadian National Railway	4,398	206,398
FedEx	1,913	170,582
General Electric	22,749	843,305
Waste Management	12,041	393,379
		1,613,664
Information Technology--23.8%
Accenture, Cl. A	5,561	200,363
Adobe Systems	10,907 a	466,056
Autodesk	3,228 a	160,625
Broadcom, Cl. A	11,871 a	310,308
Cisco Systems	27,660 a	748,756
Corning	13,034	312,686
eBay	10,488 a	348,097
Electronic Arts	10,445 a	610,092
EMC	15,791 a	292,607
Google, Cl. A	1,069 a	739,192
Hewlett-Packard	10,397	524,841
Intersil, Cl. A	5,346	130,870
Juniper Networks	11,046 a	366,727
KLA-Tencor	4,988	240,222
Marvell Technology Group	15,683 a	219,248
Maxim Integrated Products	9,386	248,541
MEMC Electronic Materials	3,722 a	329,360
Teradata	5,768 a	158,101
Yahoo!	12,989 a	302,124
		6,708,816
Materials--1.3%
E.I. du Pont de Nemours & Co.	4,837	213,263
Ecolab	3,129	160,236
		373,499
Telecommunications--.7%
Verizon Communications	4,859	212,290
Total Common Stocks
(cost $24,533,961)		28,172,008

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $143,000)	143,000 [b]	143,000

Total Investments (cost $24,676,961)	99.9%	28,315,008
Cash and Receivables (Net)	.1%	34,581
Net Assets	100.0%	28,349,589

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Equity Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)